Acquisitions and Divestitures	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions and Divestitures

Note 3 — Acquisitions and Divestitures

Divestiture of Subsidiary

On February 17, 2020, the Company divested its Cloud B, Inc. subsidiary and entered into an Agreement for the Purchase and Sale of Cloud B, Inc.(the “Purchase Agreement”), with Pearl 33 Holdings, LLC (the “Buyer”), pursuant to which the Buyer purchased from the Company (and the Company sold and assigned) 80,065 shares of common stock of Cloud B (the “Cloud B Shares”) for $1.00 and an indemnification agreement as described below, constituting a 72.15% ownership interest in Cloud B, based on 110,964 shares of Cloud B’s common stock outstanding as of February 17, 2020. In accordance with the agreement, all of the liabilities of Cloud B were assumed by Pearl 33.

On February 17, 2020, as part of the sale of Cloud B, Inc., the Company entered into an indemnification agreement with Pearl 33 Holdings, LLC in connection with the divestiture of Cloud B, Inc., whereby pursuant to such agreement the Company is limited to the issuance of 150,000 shares of the Company’s common stock to the Buyer for indemnification of claims against Cloud B Inc. In addition, the Company shall indemnify the Buyer for expenses (including attorneys’ fees and all other costs, expenses and obligations) in connection with defending any Claim in connection with the Cloud B. The Company has recorded $405,000 related to the fair value of the 150,000 shares of common stock which were issued to the Buyer on June 30, 2020.

The table below shows the assets and liabilities that the Company was relieved of in the transaction:

February 17, 2020
Accounts payable	4,005,605
Accrued Expenses	370,289
Income Tax Payable	14,473
Notes Payable	900,000
Non-Controlling Interest	26,393
Shares to be issued to Buyer	(405,000)
Gain on divestiture	$4,911,760

Asset Acquisition

On March 11, 2020, the Company issued 238,750 shares of our common stock to acquire the assets of HMNRTH, LLC. On July 1, 2020, the Company made payment in the amount of $70,850 to the principals of HMNRTH, LLC. The transaction was treated as an asset purchase and not accounted for as a business combination due to the limited inputs, processes and outputs, which did not meet the requirements to be a business.

Please see Note 11 — Subsequent Events for further information on acquisitions and divestitures.

Note 3 — Acquisition

On September 4, 2018, the Company completed the acquisition of all of the voting membership interest of Edison Nation Holdings, LLC for a total purchase price of $12,820,978 comprising of (i) $950,000 cash (ii) the assumption of the remaining balance of the senior convertible debt through the issuance to the holders of 4%, 5-year senior convertible notes (the “New Convertible Notes”), in the aggregate principal and interest amount of the sum of $1,428,161, less debt discount of $500,000 for the approximate fair value of the conversion feature, which are convertible into approximately 285,632 shares of the Company’s common stock, at the option of the holder of such New Convertible Notes (subject to certain adjustments as provided in the Membership Interest Purchase Agreement (the “Purchase Agreement”) among the Company and Edison Nation Holdings, LLC and Edison Nation Holdings, LLC members dated June 29, 2018 and the terms of the New Convertible Notes), (iii) the reservation of 990,000 shares of the Company’s common stock that may be issued in exchange for the redemption of certain non-voting membership interests of EN that will be created specifically in connection with the transaction contemplated by the Purchase Agreement (which exchange obligations may be instead satisfied in cash instead of shares of common stock, in the Company’s sole discretion), and (iv) the issuance of 557,084 shares or $3,760,317 of the Company’s common stock in full satisfaction of the indebtedness represented by promissory notes payable by EN to Venture Six, LLC and Wesley Jones.

The activity of Edison Nation Holdings, LLC included in the Company’s consolidated statements of operations from the date of acquisition was net sales of $267,920 and net loss of $197,485.

On October 29, 2018, the Company completed the acquisition of 72.15% of the outstanding capital stock of Cloud B, Inc. in exchange for 489,293 shares of restricted common stock of the Company. In addition, the Company entered into an Earn Out Agreement with the Cloud B Sellers, whereby, beginning in 2019, the Company will pay the Cloud B Sellers an annual amount equal to 8% multiplied by the annual gross sales of Cloud B, as reduced by the total gross sales generated by Cloud B in 2018. The Earn Out Agreement expires on December 31, 2021. In February 2019, CBAVI, LLC foreclosed on the Promissory Note it held that was secured by Cloud B, Inc.’s assets. After the foreclosure, there likely will be no assets to distribute to other creditors. In addition, the fair value of the earnout originally valued at $520,000 was reduced to $0 with an adjustment to change in fair value in the Company’s Consolidated Statements of Operations.

The activity of Cloud B, Inc. included in the Company’s consolidated statements of operations from the date of acquisition was net sales of $1,512,328 and net loss of $44,408.

On December 31, 2018, the Company completed the acquisition of all of the voting membership interest of Pirasta, LLC from NL Penn Capital, LP in exchange for the satisfaction of $470,000 due from related party. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiary at historical carrying values, except that equity reflects a distribution for the excess of consideration paid over the net carrying amount of assets.

The activity of Pirasta, LLC included in the Company’s consolidated statements of operations from the date of acquisition to December 31, 2018 was not material.

On December 31, 2018, the Company completed the acquisition of 50% of the voting membership interest of Best Party Concepts, LLC from NL Penn Capital, LP in exchange for the satisfaction of $500,000 due from related party. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiary at historical carrying values, except that equity reflects a distribution for the excess of consideration paid over the net carrying amount of assets. NL Penn Capital, LP is owned by Christopher B. Ferguson, our Chairman and Chief Executive Officer.

The activity of Best Party Concepts, LLC included in the Company’s consolidated statements of operations from the date of acquisition to December 31, 2018 was not material.

On November 6, 2019, the Company issued 45,000 shares of our common stock to acquire the assets of Uber Mom, LLC for $52,352, which was the approximate value of Uber Mom, LLC’s inventory.

The activity of Uber Mom included in the Company’s consolidated statements of operations from the date of acquisition to December 31, 2019 was not material.

Joint Venture

On August 23, 2019, the Company formed Ed Roses, LLC, a 50% joint venture with 4Keeps Roses, Inc., to distribute preserved roses, flowers and associated gift products.

The following table summarizes the aggregate purchase price consideration paid for acquisitions during 2019:

Uber Mom
Cash paid	$52,352
Fair value of issued shares	98,613
Purchase consideration	$150,965

The following table summarizes the aggregate purchase price consideration paid for acquisitions during 2018:

	Edison Nation			Best Party
	Holdings, LLC	Cloud B, Inc.	Pirasta, LLC	Concepts, LLC
Cash paid	950,000	-	$-	$-
Fair value of issued shares	3,384,285	2,664,200	-	-
Fair value of reserved shares	6,014,250	-	-	-
Issuance of debt	1,428,161	-	-	-
Settlement of due from related party	-	-	470,000	500,000
Fair value of contingent consideration	-	520,000	-	-
Adjustment to purchase price – earnout		(520,000)
Purchase consideration	$11,776,696	$2,664,200	$470,000	$500,000

The Company believes that these combinations will further strengthen its future growth opportunities while also increasing product diversification. The Company accounted for these acquisitions as a business combination under the acquisition method of accounting.

The following table summarizes the preliminary purchase price allocation of fair values of the assets acquired and liabilities assumed during 2018 at the date of acquisition:

	Edison Nation			Best Party
	Holdings, LLC	Cloud B, Inc.	Pirasta, LLC	Concepts, LLC
Cash and cash equivalents	$68,681	$104,744	$3,629	$365
Accounts receivable	15,958	636,755	7,696	6,906
Inventory	-	566,500	36,537	139,918
Other assets	39,691	172,747	-	4.356
Property and equipment	1,852	53,345	-	10,931
Goodwill	5,497,242	3,364,432	354,836	-
Intangible assets	6,400,000	6,600,000	-	-
Total assets acquired	12,023,424	11,498,523	402,698	162,476
Debt	-	1,400,000	-	-
Accounts payable	227,025	5,748,797	2,052	34,041
Accrued expenses and other liabilities	19,703	527,526	119,198	513,502
Total liabilities assumed	246,728	7,676,323	121,250	547,543
Noncontrolling interest	-	1,158,000	-	(192,534)
Distribution to shareholder	-	-	(188,552)	(692,533)
	$11,776,696	$2,664,200	$470,000	$500,000

The noncontrolling interest was valued based on the fair value of consideration paid to the Cloud B Sellers.

The following table summarizes the preliminary purchase price allocation of fair values of the assets acquired and liabilities assumed during 2019 at the date of acquisition:

Uber Mom
Inventory	$52,352
Goodwill	98,613
Total assets acquired	$150,965

The following represents the pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the entire years ending December 31, 2018:

Years Ended December 31,
2018

Revenues, net	$20,988,594
Cost of revenues	13,566,605
Gross profit	7,421,989

Operating expenses:
Selling, general and administrative	13,144,691
Operating (loss) income	(5,722,702)

Other (expense) income:
Other (expense) income	(398,406)
(Loss) income before income taxes	(6,121,108)
Income tax expense	304,298
Net (loss) income	$(6,425,406)
Net (loss) income attributable to noncontrolling interests	(415,466)
Net (loss) income attributable to Edison Nation, Inc.	(6,009,940)
Net (loss) income per share - basic and diluted	$(1.09)
Weighted average number of common shares outstanding – basic and diluted	5,513,706

In connection with the acquisitions the Company will no longer present multiple segments for packaging materials and consumer goods segment as resources will be deployed on a consolidated level and all entities will operate cross functionally as one team to bring products to market.